Regulatory Assets and Liabilities - Narrative Assets (Details) CAD in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 CAD	Dec. 31, 2016 CAD	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CAD
Regulatory Assets [Line Items]
Regulatory assets		CAD 2,933		CAD 3,045
Regulatory asset, amortization period	1 year
Current regulatory assets		313		303
Deferred income taxes (i)
Regulatory Assets [Line Items]
Regulatory assets not subject to a regulatory return		596		754
Regulatory assets		1,260		1,403
Employee future benefits (ii)
Regulatory Assets [Line Items]
Regulatory assets not subject to a regulatory return		346		291
Regulatory assets		576		510
Deferred energy management costs (iii)
Regulatory Assets [Line Items]
Regulatory assets not subject to a regulatory return		42		41
Regulatory assets		178		200
Deferred energy management costs (iii) | Minimum
Regulatory Assets [Line Items]
Regulatory asset, amortization period	1 year
Deferred energy management costs (iii) | Maximum
Regulatory Assets [Line Items]
Regulatory asset, amortization period	10 years
Generation early retirement costs (iv)
Regulatory Assets [Line Items]
Regulatory assets		0
Generation early retirement costs (iv) | UNS Energy
Regulatory Assets [Line Items]
Reclassification from capital assets to regulatory assets			$ 84	105
Generation early retirement costs (iv) | Minimum
Regulatory Assets [Line Items]
Regulatory asset, amortization period	11 years
Generation early retirement costs (iv) | Maximum
Regulatory Assets [Line Items]
Regulatory asset, amortization period	13 years
Deferred lease costs (v)
Regulatory Assets [Line Items]
Regulatory assets		97		104
Deferred lease costs (v) | FortisBC Electric
Regulatory Assets [Line Items]
Interest expense related to capital lease obligations	CAD 31	31
Depreciation expense related to assets under capital lease	6	6
Capital lease costs recognized in energy supply costs and operating expenses	7	7
Deferred lease costs (v) | FortisBC Electric | Energy supply costs
Regulatory Assets [Line Items]
Capital lease costs recognized in energy supply costs and operating expenses	27	27
Deferred lease costs (v) | FortisBC Electric | Operating expenses
Regulatory Assets [Line Items]
Capital lease costs recognized in energy supply costs and operating expenses	CAD 3	3
Rate stabilization accounts (vi)
Regulatory Assets [Line Items]
Regulatory assets not subject to a regulatory return		139		91
Regulatory assets		183		95
Current regulatory assets		135		75
Rate stabilization accounts (vi) | ITC
Regulatory Assets [Line Items]
Approved cost-based formula (years)	1 year
Regulatory asset, amortization period	2 years
Derivative instruments (viii) | UNS Energy and Central Hudson
Regulatory Assets [Line Items]
Regulatory assets not subject to a regulatory return		6		38
Greenhouse gas reduction regulatory incentives (x)
Regulatory Assets [Line Items]
Regulatory assets		40		35
Regulatory asset, amortization period	10 years
Greenhouse gas reduction regulatory incentives (x) | FortisBC Energy
Regulatory Assets [Line Items]
Regulatory asset, amortization period	10 years
Approved to be recovered from customers in future rates
Regulatory Assets [Line Items]
Regulatory assets		296		306
Threshold amount				40
Other regulatory assets not subject to regulatory return
Regulatory Assets [Line Items]
Regulatory assets not subject to a regulatory return		217		145
Other
Regulatory Assets [Line Items]
Regulatory assets		CAD 395		CAD 340